Capital Management and Risk Policies - Summary of key macroeconomic variables (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Credit Quality of Debt Securities [line items]
Inflation Rate (IPC)		30.00%
Unemployment Rate		1.00%
Q I - 2020 [member] | Base [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	(1.00%)
Inflation Rate (IPC)	52.40%
Exchange Rate	61.70%
Unemployment Rate	11.10%
International Reserve	(50.10%)
Real Salary	(7.00%)
Real Exchange Rate	8.40%
Monetary Base	31.90%
Badlar	(25.60%)
Q I - 2020 [member] | Optimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	(2.20%)
Inflation Rate (IPC)	47.10%
Exchange Rate	58.40%
Unemployment Rate	15.80%
International Reserve	(51.00%)
Real Salary	(3.30%)
Real Exchange Rate	9.80%
Monetary Base	30.00%
Badlar	(37.60%)
Q I - 2020 [member] | Pesimist [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	(4.40%)
Inflation Rate (IPC)	57.30%
Exchange Rate	78.80%
Unemployment Rate	25.30%
International Reserve	(61.90%)
Real Salary	(5.50%)
Real Exchange Rate	15.90%
Monetary Base	33.10%
Badlar	20.00%
Q II - 2019 [member] | Base [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	0.00%
Inflation Rate (IPC)	51.80%
Exchange Rate	62.10%
Unemployment Rate	10.10%
International Reserve	(48.30%)
Real Salary	(6.00%)
Real Exchange Rate	11.20%
Monetary Base	43.10%
Badlar	(47.90%)
Q II - 2019 [member] | Optimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	(0.50%)
Inflation Rate (IPC)	43.40%
Exchange Rate	55.60%
Unemployment Rate	(3.40%)
International Reserve	(45.90%)
Real Salary	(3.00%)
Real Exchange Rate	12.60%
Monetary Base	39.20%
Badlar	(47.00%)
Q II - 2019 [member] | Pesimist [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	(5.80%)
Inflation Rate (IPC)	64.00%
Exchange Rate	98.30%
Unemployment Rate	19.20%
International Reserve	(65.70%)
Real Salary	(7.30%)
Real Exchange Rate	25.50%
Monetary Base	47.50%
Badlar	(1.80%)
Q III - 2019 [member] | Base [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	2.40%
Inflation Rate (IPC)	45.60%
Exchange Rate	33.40%
Unemployment Rate	10.10%
International Reserve	(34.80%)
Real Salary	(0.70%)
Real Exchange Rate	(3.20%)
Monetary Base	55.50%
Badlar	(53.30%)
Q III - 2019 [member] | Optimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	1.50%
Inflation Rate (IPC)	36.10%
Exchange Rate	25.40%
Unemployment Rate	4.60%
International Reserve	(27.40%)
Real Salary	0.00%
Real Exchange Rate	(3.10%)
Monetary Base	49.50%
Badlar	(58.30%)
Q III - 2019 [member] | Pesimist [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	(6.00%)
Inflation Rate (IPC)	66.50%
Exchange Rate	80.40%
Unemployment Rate	40.10%
International Reserve	(59.00%)
Real Salary	(6.60%)
Real Exchange Rate	13.90%
Monetary Base	60.70%
Badlar	(16.60%)
Q IV - 2019 [member] | Base [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	6.50%
Inflation Rate (IPC)	40.00%
Exchange Rate	27.00%
Unemployment Rate	1.90%
International Reserve	(1.40%)
Real Salary	1.40%
Real Exchange Rate	(6.50%)
Monetary Base	55.40%
Badlar	(36.90%)
Q IV - 2019 [member] | Optimistic [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	4.70%
Inflation Rate (IPC)	30.00%
Exchange Rate	17.00%
Unemployment Rate	(11.80%)
International Reserve	17.60%
Real Salary	3.10%
Real Exchange Rate	(7.80%)
Monetary Base	46.00%
Badlar	(45.20%)
Q IV - 2019 [member] | Pesimist [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	(4.70%)
Inflation Rate (IPC)	70.00%
Exchange Rate	90.00%
Unemployment Rate	29.90%
International Reserve	(39.50%)
Real Salary	(5.90%)
Real Exchange Rate	14.50%
Monetary Base	62.00%
Badlar	19.00%